INSURANCE STATUTORY FINANCIAL INFORMATION - Narrative (Details)	2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2023 USD ($)	Dec. 31, 2022 USD ($) prescribedAndPermittedPractice	Dec. 31, 2022 USD ($) prescribedAndPermittedPractice	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Insurance Groups statutory net income (loss)			$ 134,000,000	$ (865,000,000)	$ 413,000,000
Statutory surplus, capital stock and asset valuation reserve		$ 6,600,000,000	6,600,000,000	6,500,000,000
Securities on deposit with such government or state agencies		$ 5,000,000	5,000,000
Shareholder dividends			$ 930,000,000	0	$ 2,100,000,000
Number of prescribed and permitted practices | prescribedAndPermittedPractice		3	3
Forecast
Related Party Transaction [Line Items]
Shareholder dividends	$ 1,700,000,000
Statement of Statutory Accounting Principles 108
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, increase		$ 86,000,000	$ 86,000,000
Statutory accounting practices, statutory net income, decrease			$ 1,300,000,000	$ 1,400,000,000
Statutory accounting practices, hedging losses amortization period (in years)			5 years
Statutory accounting practices, statutory unassigned surplus, balance							$ 0
Regulation Number 213
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, (decrease) increase to new standard application			$ 1,900,000,000
Statutory accounting practices, reserves phased-in (as a percent)						100.00%
Statutory accounting practices, statutory net income, increase (decrease) to new standard application			700,000,000
Regulation Number 213 with Seperate Accounts
Related Party Transaction [Line Items]
Statutory accounting practices, statutory surplus, (decrease) increase to new standard application		(2,200,000,000)
Statutory accounting practices, statutory net income, increase (decrease) to new standard application			(2,300,000,000)
EQ AZ Life Re
Related Party Transaction [Line Items]
Other restricted assets		1,700,000,000	1,700,000,000
EQ AZ Life Re | Revolving Credit Facility | Holdings Revolving Credit Facility
Related Party Transaction [Line Items]
Line of credit facility, maximum borrowing capacity		$ 2,100,000,000	$ 2,100,000,000